Accrued Expenses and Other Liabilities (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR
Other Liabilities [Line Items]
Bills payable	$ 935.2	56,112.0	54,787.7
Remittances in transit	369.6	22,174.7	21,047.8
Accrued expenses	343.2	20,591.7	23,544.1
New account deposits	117.9	7,073.8	4,884.1
Accounts payable	1,068.1	64,086.3	40,907.8
Derivatives	2,069.6	124,176.3	69,099.7
Others	908.0	54,472.9	21,751.0
Total	$ 5,811.6	348,687.7	236,022.2